Stock Purchase Warrants (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Exercise Price Share Per Share
Warrants Issued/Exchanged		$ 0.83
Warrants Exercised		$ 0.50
Weighted Average Exercise Price
Warrants Expired/Forfeited	$ 1.29
WarrantMember
Number of Shares Under Warrants
Warrants issued and exercisable, Beginning Balance	14,854,035	14,616,535
Warrants Issued/Exchanged		1,061,470
Warrants Expired/Forfeited		(643,220)
Warrants Exercised		(180,750)
Warrants issued and exercisable, Ending Balance		14,854,035
Weighted Average Exercise Price
Warrants issued and exercisable, Beginning Balance	$ 0.76	$ 0.90
Warrants Issued/Exchanged		0.83
Warrants Expired/Forfeited		0.87
Warrants Exercised		0.50
Warrants issued and exercisable, Ending Balance		0.76
WarrantMember | Minimum [Member]
Exercise Price Share Per Share
Warrants issued and exercisable, Beginning Balance		0.50
Warrants Expired/Forfeited		0.50
Warrants issued and exercisable, Ending Balance		0.50
WarrantMember | Maximum [Member]
Exercise Price Share Per Share
Warrants issued and exercisable, Beginning Balance		1.33
Warrants Expired/Forfeited		1.33
Warrants issued and exercisable, Ending Balance		$ 1.33